Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of financial assets
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2022:

	2022 Carrying Value	2022 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	235.3	235.3	—	235.3	—
	235.3	235.3	—	235.3	—
Financial liabilities
Derivatives	8.7	8.7	—	8.7	—
Senior guaranteed notes (1)	1,441.5	1,372.9	—	1,372.9	—
	1,450.2	1,381.6	—	1,381.6	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2021:

	2021 Carrying Value	2021 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	220.5	220.5	—	220.5	—
	220.5	220.5	—	220.5	—
Financial liabilities
Derivatives	164.9	164.9	—	164.9	—
Senior guaranteed notes (1)	1,638.8	1,618.4	—	1,618.4	—
	1,803.7	1,783.3	—	1,783.3	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
Disclosure of financial liabilities
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2022:

	2022 Carrying Value	2022 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	235.3	235.3	—	235.3	—
	235.3	235.3	—	235.3	—
Financial liabilities
Derivatives	8.7	8.7	—	8.7	—
Senior guaranteed notes (1)	1,441.5	1,372.9	—	1,372.9	—
	1,450.2	1,381.6	—	1,381.6	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2021:

	2021 Carrying Value	2021 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	220.5	220.5	—	220.5	—
	220.5	220.5	—	220.5	—
Financial liabilities
Derivatives	164.9	164.9	—	164.9	—
Senior guaranteed notes (1)	1,638.8	1,618.4	—	1,618.4	—
	1,803.7	1,783.3	—	1,783.3	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
Disclosure of derivative assets and liabilities
The following table summarizes the fair value as at December 31, 2022 and the change in fair value for the year ended December 31, 2022:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets (liabilities), beginning of year	(154.4)	5.6	170.6	33.8	55.6
Unrealized change in fair value	168.4	1.1	4.4	(2.9)	171.0
Derivative assets, end of year	14.0	6.7	175.0	30.9	226.6

Derivative assets, end of year	22.6	6.7	175.1	30.9	235.3
Derivative liabilities, end of year	(8.6)	—	(0.1)	—	(8.7)
(1)Includes crude oil, crude oil differentials, propane, natural gas and natural gas differential contracts.
(2)Interest payments on CCS.
(3)Includes principal portion of CCS and foreign exchange contracts.
The following table summarizes the fair value as at December 31, 2021 and the change in fair value for the year ended December 31, 2021:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets (liabilities), beginning of year	(26.3)	7.3	205.0	11.0	197.0
Unrealized change in fair value	(128.1)	(1.7)	(34.4)	22.8	(141.4)
Derivative assets (liabilities), end of year	(154.4)	5.6	170.6	33.8	55.6

Derivative assets, end of year	5.4	5.7	175.6	33.8	220.5
Derivative liabilities, end of year	(159.8)	(0.1)	(5.0)	—	(164.9)
(1)Includes crude oil, crude oil differentials, propane, natural gas and natural gas differential contracts.
(2)Interest payments on CCS and interest derivative contracts.
(3)Includes principal portion of CCS and foreign exchange contracts.

Disclosure of offsetting of financial assets and liabilities	The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2022 and December 31, 2021:

	2022			2021
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	246.3	(19.7)	226.6	218.9	(163.3)	55.6
Amount offset	(11.0)	11.0	—	1.6	(1.6)	—
Net amount	235.3	(8.7)	226.6	220.5	(164.9)	55.6

Sensitivity analysis for types of market risk
The following table summarizes the unrealized gains (losses) on the Company's commodity financial derivative contracts and the resulting impact on income before tax due to fluctuations in commodity prices or differentials, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2022		Year ended December 31, 2021
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil and condensate	(40.3)	38.8	(148.5)	141.2
Natural gas	(3.1)	3.2	(1.1)	1.1
Differential
Natural gas	2.6	(2.6)	1.9	(1.9)
The following table summarizes the resulting unrealized gains (losses) impacting income before tax due to the respective changes in the period end and applicable foreign exchange rates, with all other variables held constant:

		Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Exchange Rate	Year ended December 31, 2022		Year ended December 31, 2021
Cdn$ relative to US$		Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	124.6	(124.6)	162.8	(162.8)
Cross currency swaps	Forward	(123.7)	123.7	(168.2)	168.2
Foreign exchange swaps	Forward	4.3	(4.3)	(0.9)	0.9
The following table summarizes the unrealized gains (losses) on the Company's equity derivative contracts and the resulting impact on income before tax due to the respective changes in the applicable share price, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2022		Year ended December 31, 2021
Share price	Increase 50%	Decrease 50%	Increase 50%	Decrease 50%
Total return swaps	26.8	(26.8)	27.4	(27.4)

Disclosure of undiscounted cash outflows to non-derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2022, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	448.2	—	—	—	448.2
Dividends payable	99.4	—	—	—	99.4
Derivative liabilities (1)	12.6	—	—	—	12.6
Senior guaranteed notes (2)	486.6	816.2	26.9	—	1,329.7
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2021, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	450.7	—	—	—	450.7
Dividends payable	43.5	—	—	—	43.5
Derivative liabilities (1)	249.0	1.1	0.3	—	250.4
Senior guaranteed notes (2)	280.3	829.2	474.6	25.9	1,610.0
Bank credit facilities (3)	11.7	23.5	346.3	—	381.5
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2021 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans.

Disclosure of undiscounted cash outflows to derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2022, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	448.2	—	—	—	448.2
Dividends payable	99.4	—	—	—	99.4
Derivative liabilities (1)	12.6	—	—	—	12.6
Senior guaranteed notes (2)	486.6	816.2	26.9	—	1,329.7
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2021, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	450.7	—	—	—	450.7
Dividends payable	43.5	—	—	—	43.5
Derivative liabilities (1)	249.0	1.1	0.3	—	250.4
Senior guaranteed notes (2)	280.3	829.2	474.6	25.9	1,610.0
Bank credit facilities (3)	11.7	23.5	346.3	—	381.5
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2021 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans.

Disclosure of derivative contracts
The following is a summary of the derivative contracts in place as at December 31, 2022:

Financial WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
	Swap		Collar			Three-way Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Volumes (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Volume (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Average Sold Put Price ($/bbl)
2023	1,356	90.04	10,586	114.99	101.39	616	118.11	96.00	76.00
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial AECO Natural Gas Derivative Contracts – Canadian Dollar (1)
	Swap		Collar
	Volume (GJ/d)	Average Price ($/GJ)	Volume (GJ/d)	Average Sold Call Price ($/GJ)	Average Bought Put Price ($/GJ)
Term
2023	21,605	4.68	7,397	10.21	4.48
2024 January - March	10,000	5.13	—	—	—
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial NYMEX Natural Gas Differential Derivative Contracts – US Dollar (1)
Term	Volume (mmbtu/d)	Contract	Basis	Fixed Differential (US$/mmbtu)
January 2023 - March 2025	17,500	Basis Swap	AECO	(0.94)
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2023 - April 2023	Swap	61.5	4.12	80.3	3.71
January 2023 - June 2023	Swap	270.0	3.78	274.7	4.32
January 2023 - June 2024	Swap	257.5	3.75	276.4	4.03
January 2023 - April 2025	Swap	82.0	4.30	107.0	3.98
January 2023 - April 2025	Swap	230.0	4.08	291.1	4.13
January 2023 - April 2027	Swap	20.0	4.18	25.3	4.27

Financial Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Currency	Receive Notional Principal ($ millions)	Pay Currency	Pay Notional Principal ($ millions)
January 2023	Swap	US$	15.0	Cdn$	20.5
January 2023	Swap (1)	Cdn$	63.9	US$	47.0
(1)Based on an average floating exchange rate.

Financial Equity Derivative Contracts		Notional Principal ($ millions)	Number of shares
Term	Contract
January 2023 - April 2023	Swap	11.9	4,060,760
January 2023 - April 2024	Swap	7.2	1,103,860
January 2023 - April 2025	Swap	3.6	386,014